Bank Loans (Details) - USD ($)					1 Months Ended				6 Months Ended
	Mar. 14, 2023	Jul. 15, 2022	Jun. 10, 2022	Jan. 28, 2022	Jun. 28, 2023	Jan. 19, 2023	Jan. 16, 2023	Dec. 16, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 30, 2022
Bank Loans (Details) [Line Items]
Fixed asset		$ 1,800,000	$ 1,800,000	$ 2,400,000
Approximately bank loan amount									$ 1,700,000
Advance repaid amount											$ 289,973
Interest expense									$ 63,806	$ 96,701
Bank Loan [Member]
Bank Loans (Details) [Line Items]
Weighted average interest rate									4.20%	4.80%
Zhuhai Powerbridge [Member]
Bank Loans (Details) [Line Items]
Approximately bank loan amount									$ 2,200,000
Bank Loan [Member]
Bank Loans (Details) [Line Items]
Obtain loan amount	$ 194,759	$ 724,932	$ 724,932	$ 1,449,864	$ 1,103,250	$ 1,379,063	$ 494,773	$ 689,532
Term of loan	1 year	1 year	1 year	1 year	1 year	1 year	1 year	1 year
Fixed annual interest	4.20%	4.50%	4.50%	4.70%	4.10%	4.20%	4.20%	4.10%